Fair Value Measurements - Assumptions Used to Determine Fair Value of Preferred Share Warrant Liabilities (Details) - Preferred Share Warrant Liabilities	Oct. 31, 2022
Measurement Input, Expected Term
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Weighted average expected life (in years)	3 years
Measurement Input, Expected Volatility
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrants outstanding, measurement input	0.78
Measurement Input, Risk-free Interest Rate
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrants outstanding, measurement input	0.0392
Measurement Input, Preferred Share Price - Class C (CAD)
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrants outstanding, measurement input	2.2
Measurement Input, Exercise Price - Class C (CAD)
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrants outstanding, measurement input	2.632